Exploration and Evaluation Assets (Tables)	6 Months Ended
Dec. 31, 2021
Exploration and Evaluation Assets [Abstract]
Schedule of exploration and evaluation assets
As of	December 31, 2021	June 30, 2021
Balance beginning of the period	$5,730,224	$5,396,879
Exploration and evaluation expenditures	439,491	333,345
Balance end of the period	$6,169,715	$5,730,224